Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Transactions with Related Parties	Transactions with related parties include employment agreements with relatives of certain directors or officers, each duly approved by the Board of Directors or its Audit Committee, as follows:
	Year ended December 31,
	2022	2023

Research and development, net	$265	$982

Schedule of Balances with the Related Parties	Balances with the related parties were as follows:
	As of December 31,
	2022	2023

Employees and payroll accruals	$8	$114